Pension and Other Postretirement Plans	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Plans

11.	Pension and Other Postretirement Plans

Defined Benefit Retirement Plans
We sponsor various defined benefit plans, including two pension plans, and other postretirement employee benefit (“OPEB”) plans that provide certain health care and life insurance benefits for retired employees, including those of our former parent company.

During 2014 we did not make any contribution to the Aetna Pension Plan. During both 2013 and 2012 we made voluntary cash contributions of $60 million to the Aetna Pension Plan. Effective December 31, 2010, our employees no longer earn future pension service credits in the Aetna Pension Plan (i.e., the Plan was “frozen” effective December 31, 2010), although the Aetna Pension Plan will continue to operate and account balances will continue to earn annual interest credits.

In July 2014, we enhanced the Aetna Pension Plan. Effective December 1, 2014, we permitted certain current and future former employees with deferred vested Aetna Pension Plan balances to elect to receive a 100% lump-sum distribution. This election is a permanent addition to the Aetna Pension Plan. In addition, in July 2014, we announced a limited-time offer permitting certain former employees with deferred vested Aetna Pension Plan balances to elect a 100% lump-sum distribution. These distributions in 2014 were funded from existing Aetna Pension Plan assets and exceeded the total 2014 service and interest cost. As a result, we performed a remeasurement of the Aetna Pension Plan, and we recorded a pretax non-cash settlement charge of approximately $112 million in 2014 in general and administrative expenses.

We also sponsor a non-qualified supplemental pension plan (the “Non-qualified Pension Plan”) that, prior to January 1, 2007, had been used to provide benefits for wages above the Internal Revenue Code wage limits applicable to tax qualified pension plans (such as the Aetna Pension Plan). Effective January 1, 2007, no new benefits accrue under the Non-qualified Pension Plan, but interest will continue to be credited on outstanding supplemental cash balance accounts; and the plan may continue to be used to credit special pension arrangements.

In addition, we currently provide certain medical and life insurance benefits for retired employees, including those of our former parent company. We provide subsidized health care benefits to certain eligible employees who terminated employment prior to December 31, 2006. There is a cap on our portion of the cost of providing medical and dental benefits to our retirees. All current and future retirees and employees who terminate employment at age 45 or later with at least five years of service are eligible to participate in our group health plans at their own cost.

The information set forth in the following tables is based upon current actuarial reports using the annual measurement dates (December 31, for each year presented) for our pension and OPEB plans.

The following table shows the changes in the benefit obligations during 2014 and 2013 for our pension and OPEB plans.

	Pension Plans		OPEB Plans
(Millions)	2014	2013	2014	2013
Benefit obligation, beginning of year	$5,965.3	$6,665.8	$260.9	$292.4
Service cost	—	—	.1	.1
Interest cost	288.3	271.5	11.9	11.1
Actuarial loss (gain)	847.6	(653.7)	30.0	(22.5)
Settlements paid	(295.2)	—	—	—
Benefits paid	(301.2)	(318.3)	(25.7)	(20.2)
Benefit obligation, end of year	$6,504.8	$5,965.3	$277.2	$260.9

The increase in the pension plans’ benefit obligation in 2014 was primarily due to actuarial losses arising as a result of the new mortality table and a lower discount rate as further described below.

The Aetna Pension Plan comprises approximately 96% of the pension plans’ total benefit obligation at December 31, 2014. The discount rates used to determine the benefit obligation of our pension and OPEB plans were calculated using a yield curve as of our annual measurement date. The yield curve consisted of a series of individual discount rates, with each discount rate corresponding to a single point in time, based on high-quality bonds. Projected benefit payments are discounted to the measurement date using the corresponding rate from the yield curve. The weighted average discount rate for our pension plans was 4.12% and 4.96% for 2014 and 2013, respectively. The discount rate for our OPEB plans was 4.02% and 4.73% for 2014 and 2013, respectively. The discount rates differ for our pension and OPEB plans due to the duration of the projected benefit payments for each plan.

Additionally, based on the mortality experience of our pension and OPEB plans, in 2014 we utilized the RP-2014 Mortality Table with a generational projection of future mortality improvements using Scale MP-2014. In 2013, we used the Retirement Plan 2000 mortality table with a generational projection of future mortality improvements using Scale AA.

The following table reconciles the beginning and ending balances of the fair value of plan assets during 2014 and 2013 for the pension and OPEB plans:

	Pension Plans		OPEB Plans
(Millions)	2014	2013	2014	2013
Fair value of plan assets, beginning of year	$6,157.8	$5,805.0	$61.1	$62.1
Actual return on plan assets	562.2	589.0	1.5	2.9
Employer contributions	23.4	82.1	21.6	16.3
Settlements paid	(295.2)	—	—	—
Benefits paid	(301.2)	(318.3)	(25.7)	(20.2)
Fair value of plan assets, end of year	$6,147.0	$6,157.8	$58.5	$61.1

The difference between the fair value of plan assets and the plan’s benefit obligation is referred to as the plan’s funded status. This funded status is an accounting-based calculation and is not indicative of our mandatory funding requirements, which are described on page 18.

The funded status of our pension and OPEB plans at the measurement date for 2014 and 2013 were as follows:

	Pension Plans		OPEB Plans
(Millions)	2014	2013	2014	2013
Benefit obligation	$(6,504.8)	$(5,965.3)	$(277.2)	$(260.9)
Fair value of plan assets	6,147.0	6,157.8	58.5	61.1
Funded status	$(357.8)	$192.5	$(218.7)	$(199.8)

The amounts in accumulated other comprehensive loss that have not yet been recognized in net periodic benefit cost as of December 31, 2014 and 2013 were as follows:

	Pension Plans		OPEB Plans
(Millions)	2014	2013	2014	2013
Unrecognized prior service credit	$(1.2)	$(1.6)	$(26.1)	$(29.7)
Unrecognized net actuarial losses	2,493.0	1,943.5	76.8	46.1
Amount recognized in accumulated other comprehensive loss	$(2,491.8)	$(1,941.9)	$(50.7)	$(16.4)

The (liabilities) assets recognized on our balance sheets at December 31, 2014 and 2013 for our pension and OPEB plans were comprised of the following:

	Pension Plans		OPEB Plans
(Millions)	2014	2013	2014	2013
Accrued benefit assets reflected in other long-term assets	$—	$425.0	$—	$—
Accrued benefit liabilities reflected in other current liabilities	(21.6)	(22.3)	(14.5)	—
Accrued benefit liabilities reflected in other long-term liabilities	(336.2)	(210.2)	(204.2)	(199.8)
Net amount of (liabilities) assets recognized at December 31,	$(357.8)	$192.5	$(218.7)	$(199.8)

At December 31, 2014, we had approximately $2.5 billion and $77 million of net actuarial losses for our pension and OPEB plans, respectively, and approximately $1 million and $26 million of prior service credits for our pension and OPEB plans, respectively, that have not been recognized as components of net periodic benefit costs. We expect to recognize approximately $61 million and $3 million in amortization of net actuarial losses for our pension and OPEB plans, respectively, and approximately $4 million in amortization of prior service credits for our OPEB plans in 2015. Our amortization of prior service credits for our pension plans in 2015 is not expected to be material.

Components of the net periodic benefit (income) cost of our defined benefit pension plans and OPEB plans for the years ended December 31, 2014, 2013 and 2012 were as follows:

	Pension Plans			OPEB Plans
(Millions)	2014	2013	2012	2014	2013	2012
Service cost	$—	$—	$—	$—	$.1	$.1
Amortization of prior service credit	(.4)	(.4)	(.4)	(3.6)	(3.7)	(3.7)
Interest cost	288.3	271.5	298.4	11.9	11.1	14.4
Expected return on plan assets	(422.3)	(396.4)	(387.3)	(3.1)	(2.4)	(2.7)
Recognized net actuarial losses	46.6	75.4	70.2	1.0	2.3	4.5
Settlement charge	111.6	—	—	—	—	—
Net periodic benefit cost (income)	$23.8	$(49.9)	$(19.1)	$6.2	$7.4	$12.6

The weighted average assumptions used to determine net periodic benefit (income) cost in 2014, 2013 and 2012 for the pension and OPEB plans were as follows:

	Pension Plans			OPEB Plans
	2014	2013	2012	2014	2013	2012
Discount rate	4.96%	4.17%	4.98%	4.73%	3.94%	4.78%
Expected long-term return on plan assets	7.00	7.00	7.50	5.30	4.10	4.25
Rate of increase in future compensation levels	N/A	N/A	N/A	—	—	—

We assume different health care cost trend rates for medical costs and prescription drug costs in estimating the expected costs of our OPEB plans. The assumed medical cost trend rate for 2015 is 8.5%, decreasing gradually to 4.5% by 2023. The assumed prescription drug cost trend rate for 2015 is 8.5%, decreasing gradually to 4.5% by 2023. These assumptions reflect our historical as well as expected future trends for retirees. In addition, the trend assumptions reflect factors specific to our retiree medical plan, such as plan design, cost-sharing provisions, benefits covered and the presence of subsidy caps. A one-percentage point increase in both the assumed medical cost and assumed prescription drug cost trend rates would result in an approximately $.4 million pretax increase in the aggregate of the service and interest cost components of OPEB costs and an approximately $10 million increase in the OPEB benefit obligation. A one-percentage point decrease in both the assumed medical cost and assumed prescription drug cost trend rates would result in an approximately $.4 million pretax decrease in the aggregate of the service and interest cost components of OPEB costs and an approximately $9 million decrease in the OPEB benefit obligation.

Our current funding strategy for the Aetna Pension Plan is to fund an amount at least equal to the minimum funding requirement as determined under applicable regulatory requirements with consideration of factors such as the maximum tax deductibility of such amounts. Minimum funding requirements for the Aetna Pension Plan were met in 2014 and 2013, and we were not required to make cash contributions for either of those years. We do not have any required contribution to the Aetna Pension Plan in 2015, although we may voluntarily contribute approximately $60 million in 2015. Employer contributions related to the supplemental pension and OPEB plans represent payments to retirees for current benefits. We have no plans to return any pension or OPEB plan assets to the Company in 2015. Our non-qualified supplemental pension plan and OPEB plans do not have minimum funding requirements.

Expected benefit payments, which reflect future employee service, as appropriate, of the pension and OPEB plans to be paid for each of the next five years and in the aggregate for the next five years thereafter at December 31, 2014 were as follows:

(Millions)	Pension Plans	OPEB Plans
2015	$348.7	$18.3
2016	352.6	18.1
2017	357.9	17.9
2018	366.2	17.8
2019	367.7	17.5
2020-2024	1,890.5	83.4

Assets of the Aetna Pension Plan
The assets of the Aetna Pension Plan (“Pension Assets”) primarily include debt and equity securities held in separate accounts, as well as common/collective trusts and real estate investments. The valuation methodologies used to price these debt and equity securities and common/collective trusts are similar to the methodologies described beginning on pages 103 and 106. Pension Assets also include investments in other assets that are carried at fair value. The following is a description of the valuation methodology used to price real estate investments and these additional investments, including the general classification pursuant to the valuation hierarchy.

Real Estate - Real estate investments are valued by independent third party appraisers. The appraisals comply with the Uniform Standards of Professional Appraisal Practice, which includes, among other things, the income, cost, and sales comparison approaches to estimating property value. Therefore, these investments are classified in Level 3.

Other Assets - Other assets consist of derivatives and private equity and hedge fund limited partnerships. Derivatives are either valued with models that primarily use market observable inputs and therefore are classified in Level 2 because they are traded in markets where quoted market prices are not readily available or are classified in Level 1 because they are traded in markets where quoted market prices are readily available. The fair values of private equity and hedge fund limited partnerships are estimated based on the net asset value of the investment fund provided by the general partner or manager of the investments, the financial statements of which generally are audited. Management considers observable market data, valuation procedures in place, contributions and withdrawal restrictions collectively in validating the appropriateness of using the net asset value as a fair value measurement. Therefore, these investments are classified in Level 3.

Pension Assets with changes in fair value measured on a recurring basis at December 31, 2014 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total
Debt securities:
U.S. government securities	$452.1	$98.3	$—	$550.4
States, municipalities and political subdivisions	—	132.2	—	132.2
U.S. corporate securities	—	1,244.8	1.5	1,246.3
Foreign securities	—	161.5	—	161.5
Residential mortgage-backed securities	—	221.1	—	221.1
Commercial mortgage-backed securities	—	50.2	.5	50.7
Other asset-backed securities	—	32.3	—	32.3
Redeemable preferred securities	—	8.2	—	8.2
Total debt securities	452.1	1,948.6	2.0	2,402.7
Equity securities:
U.S. Domestic	1,243.8	5.5	—	1,249.3
International	686.6	—	—	686.6
Domestic real estate	28.9	—	—	28.9
Total equity securities	1,959.3	5.5	—	1,964.8
Other investments:
Real estate	—	—	469.7	469.7
Common/collective trusts (1)	—	610.0	—	610.0
Other assets	—	.2	471.2	471.4
Total other investments	—	610.2	940.9	1,551.1
Total pension investments (2)	$2,411.4	$2,564.3	$942.9	$5,918.6

(1)	The assets in the underlying funds of common/collective trusts are comprised of $337.4 million of equity securities and $272.6 million of debt securities.

(2)	Excludes $228.4 million of cash and cash equivalents and other payables.

Pension Assets with changes in fair value measured on a recurring basis at December 31, 2013 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total
Debt securities:
U.S. government securities	$493.5	$113.2	$—	$606.7
States, municipalities and political subdivisions	—	126.8	—	126.8
U.S. corporate securities	—	1,135.7	—	1,135.7
Foreign securities	—	148.0	.2	148.2
Residential mortgage-backed securities	—	174.6	—	174.6
Commercial mortgage-backed securities	—	44.0	—	44.0
Other asset-backed securities	—	26.5	—	26.5
Redeemable preferred securities	—	10.2	—	10.2
Total debt securities	493.5	1,779.0	.2	2,272.7
Equity securities:
U.S. Domestic	1,342.5	3.1	—	1,345.6
International	825.2	—	.1	825.3
Domestic real estate	25.7	—	—	25.7
Total equity securities	2,193.4	3.1	.1	2,196.6
Other investments:
Real estate	—	—	497.5	497.5
Common/collective trusts (1)	—	617.3	—	617.3
Other assets	.3	.7	395.9	396.9
Total other investments	.3	618.0	893.4	1,511.7
Total pension investments (2)	$2,687.2	$2,400.1	$893.7	$5,981.0

(1)	The assets in the underlying funds of common/collective trusts are comprised of $356.1 million of equity securities and $261.2 million of debt securities.

(2)	Excludes $176.8 million of cash and cash equivalents and other payables.

The changes in the balances of Level 3 Pension Assets during 2014 and 2013 were as follows:

	2014
	Real Estate	Other	Total
Beginning balance	$497.5	$396.2	$893.7
Actual return on plan assets	43.9	35.7	79.6
Purchases, sales and settlements	(71.7)	41.3	(30.4)
Ending balance	$469.7	$473.2	$942.9

	2013
	Real Estate	Other	Total
Beginning balance	$469.0	$291.3	$760.3
Actual return on plan assets	40.5	26.6	67.1
Purchases, sales and settlements	(12.0)	80.0	68.0
Transfers out of Level 3	—	(1.7)	(1.7)
Ending balance	$497.5	$396.2	$893.7

The Aetna Pension Plan invests in a diversified mix of assets intended to maximize long-term returns while recognizing the need for adequate liquidity to meet ongoing benefit and administrative obligations. The risk of unexpected investment and actuarial outcomes is regularly evaluated. This evaluation is performed through forecasting and assessing ranges of investment outcomes over short- and long-term horizons, and by assessing the Aetna Pension Plan’s liability characteristics, our financial condition and our future potential obligations from both the pension and general corporate perspectives. Complementary investment styles and techniques are utilized by multiple professional investment firms to further improve portfolio and operational risk characteristics. Public and private equity investments are used primarily to increase overall plan returns. Real estate investments are viewed favorably for their diversification benefits and above-average dividend generation. Fixed income investments provide diversification benefits and liability hedging attributes that are desirable, especially in falling interest rate environments.

At December 31, 2014, target investment allocations for the Aetna Pension Plan were: 38% in equity securities, 48% in debt securities, 7% in real estate, 4% in private equity limited partnerships and 3% in hedge funds. Actual asset allocations may differ from target allocations due to tactical decisions to overweight or underweight certain assets or as a result of normal fluctuations in asset values. Asset allocations are consistent with stated investment policies and, as a general rule, periodically rebalanced back to target asset allocations. Asset allocations and investment performance are formally reviewed periodically throughout the year by the plan’s Benefit Finance Committee. Forecasting of asset and liability growth is performed at least annually.

We have several benefit plans for retired employees currently supported by the OPEB plan assets. OPEB plan assets are directly and indirectly invested in a diversified mix of traditional asset classes, primarily high-quality fixed income securities.

The actual and target asset allocations of the OPEB plans used at December 31, 2014 and 2013 presented as a percentage of total plan assets, were as follows:

		Target		Target
(Millions)	2014	Allocation	2013	Allocation
Equity securities	11%	5-15%	10%	5-15%
Debt securities	84%	80-90%	84%	80-90%
Real estate/other	5%	0-10%	6%	0-10%

Our expected return on plan assets assumption is based on many factors, including forecasted capital market real returns over a long-term horizon, forecasted inflation rates, historical compounded asset returns and patterns and correlations on those returns. Expectations for modest increases in interest rates, normal inflation trends and average capital market real returns led us to an expected return on the pension plan assets assumption of 7.00% for both 2014 and 2013 and 7.5% for 2012, and an expected return on OPEB plan assets assumption of 5.30%, 4.10% and 4.25% for 2014, 2013 and 2012, respectively. We regularly review actual asset allocations and periodically rebalance our investments to the mid-point of our targeted allocation ranges when we consider it appropriate.

401(k) Plan
Our employees are eligible to participate in a defined contribution retirement savings plan under which designated contributions may be invested in our common stock or certain other investments (the “Aetna 401(k) Plan”). In addition, former Coventry employees continued to be eligible to participate in the Coventry 401(k) plan during 2013, however, as of January 1, 2014, they became eligible to participate in the Aetna 401(k) Plan. Our 401(k) contribution to the Aetna 401(k) Plan provides for a match of 100% of up to 6% of the eligible pay contributed by the employee. Contributions to the Coventry 401(k) plan provided a match of 100% of up to 3% and 50% of the second 3% of the eligible pay contributed by the employee. During 2014, 2013 and 2012, we made $180 million, $148 million and $117 million, respectively, in aggregate of matching contributions to our 401(k) plans. The matching contributions are made in cash and invested according to each participant’s investment elections. The plan trustees held approximately 8 million shares, in aggregate, of our common stock for plan participants at December 31, 2014. At December 31, 2014, approximately 34 million shares of our common stock were reserved for issuance under the Aetna 401(k) Plan.